BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Transactions with Related Parties

	Year ended December 31,
	2010	2011	2012

Sales to a related party	$107	$222	$-
Loan from a related party	$9,703	$-	$-
Interest expenses	$195	$378	$-